Structured entities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Dec. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Structured entity issues	The structured entity issues securitisation notes in two or more tranches, of which the senior tranche obtains a high rating (AAA or AA) by a rating agency. The tranche can subsequently be used by ING Group as collateral in the money market for secured borrowings.
Non- Controlling interests	€ 1,022	€ 893		€ 803
Transfer of financial assets			€ 2,000
Fee income recognised	16	15
Swap Contract [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value of swap	(34)	(45)
Fair value of changes	11	12
Fee income recognised	1	2
Securitisations [member]
Disclosure of information about consolidated structured entities [line items]
Non- Controlling interests	2,000	4,000
Borrowing facility	2,000	3,000
Mont Blanc [member]
Disclosure of information about consolidated structured entities [line items]
Undrawn borrowing facilities	2,793	1,631
Borrowing facility
Subsidiaries in Germany, Belgium and Australia [Member]
Disclosure of information about consolidated structured entities [line items]
Bonds Issued	21,000	16,000
Securitisation, issued externally [member] | Securitisations [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	2,000	4,000
Consolidated Structured Entities [Member] | Securitisations [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 66,000	€ 57,000